Fair Value of Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Fair Value of Financial Instruments and Fair Value Measurements
(20) Fair Value of Financial Instruments and Fair Value Measurements

Generally accepted accounting standards in the U.S. require disclosure of fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value.  The assumptions used in the estimation of the fair value of Colony Bankcorp, Inc. and Subsidiary's financial instruments are detailed hereafter.  Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques.  The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good-faith estimate of the increase or decrease in value of financial instruments held by the Company since purchase, origination or issuance.

Cash and Short-Term Investments - For cash, due from banks, bank-owned deposits and federal funds sold, the carrying amount is a reasonable estimate of fair value and is classified level 1.

Investment Securities - Fair values for investment securities are based on quoted market prices where available.  If quoted market prices are not available, estimated fair values are based on quoted market prices of comparable instruments.  If a comparable is not available, the investment securities are classified as level 3.

Federal Home Loan Bank Stock - The fair value of Federal Home Loan Bank stock approximates carrying value.

Loans - The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings.  For variable rate loans, the carrying amount is a reasonable estimate of fair value.

Deposit Liabilities - The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date and is classified as level 1.  The fair value of fixed maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities and is classified as level 2.

Subordinated Debentures - Fair value approximates carrying value due to the variable interest rates of the subordinated debentures.

Other Borrowed Money - The fair value of other borrowed money is calculated by discounting contractual cash flows using an estimated interest rate based on current rates available to the Company for debt of similar remaining maturities and collateral terms. Other borrowed money is classified as level 2 due to their expected maturities.

Disclosures of the fair value of financial assets and financial liabilities, including those of financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or nonrecurring basis, are required in the financial statements.

The carrying amount and estimated fair values of the Company's financial instruments as of December 31 are as follows:

	2012					2011
	Carrying	Estimated	Level			Carrying	Estimated
	Amount	Fair Value	1	2	3	Amount	Fair Value
	(in Thousands)
Assets
Cash and Short-Term Investments	$71,041	$71,041	$71,041	$-	$-	$112,329	$112,329
Investment Securities Available for Sale	268,300	268,300	-	267,162	1,138	303,891	303,891
Investment Securities Held to Maturity	41	42	-	42	-	46	46
Federal Home Loan Bank Stock	3,364	3,364	3,364	-	-	5,398	5,398
Loans, Net	734,079	735,115	-	713,109	22,006	700,614	702,438

Liabilities
Deposits	979,685	982,215	486,775	495,440	-	999,985	1,003,648
Subordinated Debentures	24,229	24,229	24,229	-	-	24,229	24,229
Other Borrowed Money	35,000	38,424	-	38,424	-	71,000	74,720

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument.  Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on many judgments.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment.  In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Fair Value Measurements

Generally accepted accounting principles related to Fair Value Measurements define fair value, establish a framework for measuring fair value, establish a three-level valuation hierarchy for disclosure of fair value measurement and enhance disclosure requirements for fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and represent the Company's own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy:

Assets

Securities - Where quoted prices are available in an active market, securities are classified within level 1 of the valuation hierarchy.  Level 1 inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow.  Examples of such instruments, which would generally be classified within level 2 of the valuation hierarchy, include certain collateralized mortgage and debt obligations and certain high-yield debt securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the valuation hierarchy.  When measuring fair value, the valuation techniques available under the market approach, income approach and/or cost approach are used.  The Company's evaluations are based on market data and the Company employs combinations of these approaches for its valuation methods depending on the asset class.

Impaired loans - Impaired loans are those that are not accounted for under ASC Subtopic 310-40, Troubled Debt Restructurings by Creditors, in which the Company has measured impairment generally based on the fair value of the loan's collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds.  These assets are included as level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Other Real Estate - Other real estate owned assets are adjusted to fair value less estimated selling costs upon transfer of the loans to other real estate owned.  Typically, an external, third-party appraisal is performed on the collateral upon transfer into the other real estate owned account to determine the asset's fair value.  Subsequent adjustments to the collateral's value may be based upon either updated third-party appraisals or management's knowledge of the collateral and the current real estate market conditions.   Appraised amounts used in determining the asset's fair value, whether internally or externally prepared, are discounted 10 percent to account for selling and marketing costs.  Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are typically significant and result in a level 3 classification of the inputs for determining fair value.  Because of the high degree of judgment required in estimating the fair value of other real estate owned assets and because of the relationship between fair value and general economic conditions, we consider the fair value of other real estate owned assets to be highly sensitive to changes in market conditions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis - The following table presents the recorded amount of the Company's assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.  The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at December 31, 2012.  Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
2012	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,059,074	$-	$263,059,074	$-
State, County and Municipal	4,004,010	-	2,998,199	1,005,811
Corporate Obligations	1,104,900	-	1,104,900	-
Asset-Backed Securities	132,427	-	-	132,427

	$268,300,411	$-	$267,162,173	$1,138,238
Nonrecurring
Impaired Loans	$22,006,150	$-	$-	$22,006,150

Other Real Estate	$8,817,204	$-	$-	$8,817,204

2011

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$294,060,799	$-	$294,060,799	$-
State, County and Municipal	7,583,691	-	7,583,691	-
Corporate Obligations	2,113,930	-	1,123,930	990,000
Asset-Backed Securities	132,427	-	-	132,427

	$303,890,847	$-	$302,768,420	$1,122,427
Nonrecurring
Impaired Loans	$17,250,312	$-	$-	$17,250,312

Other Real Estate	$5,094,081	$-	$-	$5,094,081

Liabilities

The Company did not identify any liabilities that are required to be presented at fair value.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

The following table presents quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level 3 of the fair value hierarchy measured on a nonrecurring basis at December 31, 2012.  This table is comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 2012	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$ 1,030,877	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(45.00%)-80.00% (17.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-80.00% (40.00%)

		Income Approach	Capitalization Rate	8.50%

Real Estate
Commercial Construction	5,885,060	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-45.00% (22.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Discount Rate	7.94%

Residential Real Estate	3,581,317	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-24.00% (12.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	8.90%

Commercial Real Estate	11,508,896	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(7.40%)-73.70% (32.95%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	9.50%

			Discount Rate	5.13%

Other Real Estate Owned	8,817,204	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(35.00%)-129.50% (47.25%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	3.10%-61.32% (32.33%)

		Income Approach	Discount Rate	3.00%

The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2012, 2011 and 2010.

	Available for Sale Securities
	2012	2011	2010

Balance, Beginning	$1,122,427	$1,016,997	$982,427
Total Realized/Unrealized Gains (Losses) Included In Purchases, Sales, Issuances and Settlements
Transfers into Level 3	788,933	-	-
Securities Purchased During the Year	208,245	-	-
Securities Called During the Year	(1,000,000)	-	-
Unrealized Gains Included in Other Comprehensive Income	78,201	158,488	34,570
Loss on OTTI Impairment Included in Noninterest Income	(59,568)	(53,058)	-

Balance, Ending	$1,138,238	$1,122,427	$1,016,997

The Company's policy is to recognize transfers in and transfers out of levels 1, 2 and 3 as of the end of a reporting period.  During the year ended December 31, 2012, the Company transferred certain state, county and municipal securities out of level 2 and into level 3.  The transfers into level 3 were the result of decreased market activity for these types of securities, as well as a lack of current credit ratings on these securities.  There were no gains or losses recognized as a result of the transfers.  There were no transfers of securities between level 1 and level 2 for the years ended December 31, 2012, 2011 or 2010.

The following table presents quantitative information about recurring level 3 fair value measurements as of December 31, 2012.

	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Asset-Back Securities	$132,427	Discounted Cash Flow	Discount Rate	2.95%-3.42% (3.19%)

State, County and Municipal	1,005,811	Discounted Cash Flow	Discount Rate or Yield	N/A*

*  The Company relies on a third-party pricing service to value its municipal securities.  The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.